Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value
Common Stocks - 66.3%
Aerospace & Defense - 2.8%
General Dynamics Corp.	10,200	$2,164,134
Raytheon Technologies Corp.	46,600	3,814,676
		5,978,810
Air Freight & Logistics - 1.4%
United Parcel Service, Inc., Class B	19,000	3,069,260
Banks - 0.8%
JPMorgan Chase & Co.	16,550	1,729,475
Beverages - 1.4%
PepsiCo, Inc.	18,100	2,955,006
Biotechnology - 1.1%
AbbVie, Inc.	17,000	2,281,570
Building Products - 1.9%
Carlisle Cos., Inc.	7,127	1,998,482
Johnson Controls International PLC	42,915	2,112,276
		4,110,758
Capital Markets - 0.9%
Nasdaq, Inc.	35,400	2,006,472
Chemicals - 6.5%
Air Products and Chemicals, Inc.	15,300	3,560,769
Albemarle Corp.	11,515	3,045,026
Ecolab, Inc.	11,900	1,718,598
Linde PLC	17,525	4,724,565
Sherwin-Williams Co. (The)	4,300	880,425
		13,929,383
Commercial Services & Supplies - 1.2%
Cintas Corp.	6,858	2,662,207
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc. *	671	59
Electrical Equipment - 0.5%
nVent Electric PLC	31,860	1,007,095
Energy Equipment & Services - 0.0%†
Weatherford International PLC *	1,897	61,254
Food & Staples Retailing - 1.0%
Walmart, Inc.	16,800	2,178,960
Food Products - 1.5%
McCormick & Co., Inc.	27,900	1,988,433
Mondelez International, Inc., Class A	20,855	1,143,480
		3,131,913
Health Care Equipment & Supplies - 6.3%
Abbott Laboratories	29,343	2,839,229
Becton Dickinson and Co.	15,600	3,476,148
Medtronic PLC	33,100	2,672,825
Stryker Corp.	21,800	4,415,372
		13,403,574
Health Care Providers & Services - 2.5%
CVS Health Corp.	8,200	782,034
UnitedHealth Group, Inc.	8,900	4,494,856
		5,276,890
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	12,300	2,838,102

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	8,800	$741,488
		3,579,590
Household Products - 1.9%
Colgate-Palmolive Co.	23,700	1,664,925
Procter & Gamble Co. (The)	19,300	2,436,625
		4,101,550
Industrial Conglomerates - 1.5%
Honeywell International, Inc.	19,500	3,255,915
Insurance - 0.6%
Erie Indemnity Co., Class A	6,050	1,344,976
IT Services - 3.8%
Accenture PLC, Class A	18,121	4,662,533
Visa, Inc., Class A	18,800	3,339,820
		8,002,353
Life Sciences Tools & Services - 1.4%
Danaher Corp.	1,700	439,093
West Pharmaceutical Services, Inc.	10,200	2,510,016
		2,949,109
Machinery - 1.8%
Donaldson Co., Inc.	16,000	784,160
Dover Corp.	16,900	1,970,202
Pentair PLC	27,370	1,112,043
		3,866,405
Multiline Retail - 1.4%
Target Corp.	19,900	2,952,961
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp.	13,700	1,968,279
EOG Resources, Inc.	14,055	1,570,365
Exxon Mobil Corp.	13,930	1,216,228
		4,754,872
Pharmaceuticals - 2.1%
Johnson & Johnson	18,600	3,038,496
Pfizer, Inc.	32,085	1,404,040
		4,442,536
Road & Rail - 1.5%
JB Hunt Transport Services, Inc.	7,900	1,235,718
Norfolk Southern Corp.	8,878	1,861,273
		3,096,991
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	30,666	4,273,000
Texas Instruments, Inc.	28,900	4,473,142
		8,746,142
Software - 8.0%
Microsoft Corp.	52,000	12,110,800
Roper Technologies, Inc.	14,000	5,034,960
		17,145,760
Specialty Retail - 2.4%
Lowe's Cos., Inc.	15,980	3,001,204
Ross Stores, Inc.	25,400	2,140,458
		5,141,662

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	2,900	$400,780
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc., Class B	26,300	2,186,056
Trading Companies & Distributors - 0.9%
WW Grainger, Inc.	3,700	1,810,003
Total Common Stocks
(Cost - $74,333,399)		141,560,347
U.S. Treasury Securities and Agency Bonds - 7.4%
U.S. Treasury Bond
1.13%, 5/15/40	$465,000	290,625
1.13%, 8/15/40	990,000	613,181
1.75%, 8/15/41	2,650,000	1,812,766
2.50%, 5/15/46††	415,000	315,043
2.25%, 8/15/46	795,000	573,332
2.75%, 8/15/47	150,000	120,012
2.75%, 11/15/47	319,000	255,511
3.13%, 5/15/48	100,000	86,570
3.00%, 8/15/48	330,000	279,456
2.88%, 5/15/49	100,000	83,434
1.25%, 5/15/50	940,000	526,290
2.38%, 5/15/51	275,000	205,756
1.88%, 11/15/51	850,000	562,129
U.S. Treasury Inflation Indexed Bond, 1.38%, 2/15/44	61,020	54,094
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/26	604,742	577,229
U.S. Treasury Note
0.38%, 12/31/25	2,550,000	2,255,256
1.88%, 2/28/27	1,580,000	1,439,713
2.75%, 4/30/27	2,200,000	2,077,367
3.25%, 6/30/27	980,000	945,049
3.13%, 8/31/27	120,000	115,162
1.88%, 2/15/32	2,265,000	1,918,880
2.88%, 5/15/32	730,000	674,680
Total U.S. Treasury Securities and Agency Bonds
(Cost - $17,723,861)		15,781,535
Corporate Bonds and Notes - 6.7%
Aerospace & Defense - 0.1%
Boeing Co. (The), 5.15%, 5/1/30	$150,000	138,583
Agriculture - 0.2%
Altria Group, Inc., 3.40%, 5/6/30	300,000	242,826
Imperial Brands Finance PLC, 4.25%, 7/21/25(a)	200,000	191,920
		434,746
Airlines - 0.2%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(a)	300,000	291,223

		Shares/ Principal	Fair Value

Airlines (continued)
International Consolidated Airlines Group SA, 3.75%, 3/25/29	EUR	$200,000	$131,273
United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26		39,800	37,014
			459,510
Banks - 2.1%
Banco de Chile, 2.99%, 12/9/31(a)		200,000	155,221
Banco Santander SA, 2.75%, 12/3/30		200,000	139,710
Bank of America Corp.
3.86%, (3 Month US Libor + 0.94%), 7/23/24(b)		200,000	197,306
3.50%, 4/19/26		500,000	469,724
2.59%, (SOFR + 2.15%), 4/29/31(b)		100,000	79,274
BNP Paribas SA, 2.82%, (3 Month US Libor + 1.11%), 11/19/25(a),(b)		200,000	186,463
BPCE SA, 2.05%, (SOFR + 1.09%), 10/19/27(a),(b)		250,000	210,574
Citigroup, Inc.
4.04%, (3 Month US Libor + 1.02%), 6/1/24(b)		200,000	198,447
2.57%, (SOFR + 2.11%), 6/3/31(b)		100,000	78,620
3.06%, (SOFR + 1.35%), 1/25/33(b)		200,000	157,434
Deutsche Bank AG/New York NY, 5.37%, 9/9/27		150,000	144,872
Goldman Sachs Group, Inc. (The)
1.95%, (SOFR + 0.91%), 10/21/27(b)		50,000	42,776
1.99%, (SOFR + 1.09%), 1/27/32(b)		300,000	221,695
HSBC Holdings PLC
0.98%, (SOFR + 0.71%), 5/24/25(b)		200,000	183,795
1.59%, (SOFR + 1.29%), 5/24/27(b)		200,000	167,235
JPMorgan Chase & Co., 4.49%, (SOFR + 3.79%), 3/24/31(b)		400,000	363,721
KeyBank NA/Cleveland OH, 4.15%, 8/8/25		250,000	242,360
Mitsubishi UFJ Financial Group, Inc., 5.06%, (US 1 Year CMT T-Note + 1.55%), 9/12/25(b)		200,000	197,904
Morgan Stanley, 3.88%, 1/27/26		400,000	381,677
Nordea Bank Abp, 4.75%, 9/22/25(a)		200,000	196,787
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27(a),(b)		200,000	166,567
Toronto-Dominion Bank (The), 4.69%, 9/15/27		200,000	193,213
Wells Fargo & Co., 4.54%, (SOFR + 1.56%), 8/15/26(b)		100,000	96,764
			4,472,139
Beverages - 0.0%†
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		100,000	90,257

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Biotechnology - 0.1%
Royalty Pharma PLC, 2.15%, 9/2/31	$300,000	$220,874
Building Materials - 0.0%†
Mohawk Industries, Inc., 3.63%, 5/15/30	50,000	41,587
Computers - 0.0%†
Apple, Inc., 2.65%, 5/11/50	100,000	65,644
Cosmetics & Personal Care - 0.1%
Oriflame Investment Holding PLC, 5.13%, 5/4/26(a)	200,000	115,000
Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	108,774
Electric - 1.1%
Colbun SA, 3.15%, 3/6/30(a)	200,000	157,729
Comision Federal de Electricidad, 3.35%, 2/9/31(a)	200,000	142,750
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	85,964
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	98,702
Duke Energy Corp., 3.75%, 9/1/46	100,000	70,825
EDP Finance BV, 1.71%, 1/24/28(a)	200,000	162,154
Electricite de France SA, 5.25%, (USD 10 Year Swap + 3.71%), 7/29/70(a),(b)	400,000	373,348
Enel Finance International NV, 3.50%, 4/6/28(a)	200,000	172,488
Exelon Corp., 4.05%, 4/15/30	200,000	181,202
InterGen NV, 7.00%, 6/30/23(a)	200,000	194,500
Korea Electric Power Corp., 5.38%, 4/6/26(a)	200,000	199,819
PacifiCorp, 6.10%, 8/1/36	100,000	100,026
Southern Co. (The), 3.70%, 4/30/30	50,000	44,008
Talen Energy Supply LLC, 7.25%, 5/15/27(a)	100,000	102,250
Vistra Operations Co. LLC, 4.30%, 7/15/29(a)	300,000	255,999
		2,341,764
Food - 0.2%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 1/15/27(a)	200,000	171,416
3.63%, 1/15/32(a)	200,000	156,250
		327,666
Healthcare-Products - 0.1%
PerkinElmer, Inc., 2.25%, 9/15/31	200,000	150,320
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	100,000	78,547
		228,867

	Shares/ Principal	Fair Value

Healthcare-Services - 0.3%
Centene Corp., 3.00%, 10/15/30	$100,000	$79,194
DaVita, Inc., 4.63%, 6/1/30(a)	100,000	76,999
Elevance Health, Inc., 4.65%, 1/15/43	100,000	86,242
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	98,949
Orlando Health Obligated Group, 3.78%, 10/1/28	35,000	31,636
Quest Diagnostics, Inc., 2.80%, 6/30/31	245,000	197,419
		570,439
Insurance - 0.1%
Arch Capital Group Ltd., 3.64%, 6/30/50	200,000	136,175
Metropolitan Life Global Funding I, 4.30%, 8/25/29(a)	150,000	139,761
		275,936
Lodging - 0.2%
Las Vegas Sands Corp., 3.90%, 8/8/29	100,000	82,649
Melco Resorts Finance Ltd., 5.75%, 7/21/28(a)	200,000	128,000
Studio City Finance Ltd., 5.00%, 1/15/29(a)	200,000	88,750
Wynn Macau Ltd., 5.63%, 8/26/28(a)	200,000	133,487
		432,886
Machinery-Construction & Mining - 0.0%†
Caterpillar, Inc., 2.60%, 4/9/30	50,000	42,610
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31	200,000	151,124
Fox Corp., 3.50%, 4/8/30	200,000	171,460
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	89,400
		411,984
Miscellaneous Manufacturing - 0.0%†
Eaton Corp., 4.15%, 3/15/33	100,000	90,305
Multi-National - 0.2%
African Export-Import Bank (The), 3.99%, 9/21/29(a)	200,000	167,200
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27(a)	200,000	182,260
		349,460
Oil & Gas - 0.3%
Aker BP ASA, 4.00%, 1/15/31(a)	200,000	169,717
Ecopetrol SA
5.38%, 6/26/26	100,000	90,500
4.63%, 11/2/31	100,000	69,800
Harvest Operations Corp., 4.20%, 6/1/23(a)	100,000	99,670
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 4/15/30(a)	100,000	87,144

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Occidental Petroleum Corp., 6.20%, 3/15/40	$50,000	$48,375
Petroleos Mexicanos, 6.63%, 6/15/35	80,000	51,120
Phillips 66, 2.15%, 12/15/30	100,000	77,013
		693,339
Oil & Gas Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	50,000	46,114
Schlumberger Holdings Corp., 3.90%, 5/17/28(a)	150,000	135,446
		181,560
Packaging & Containers - 0.0%†
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	40,147
Pharmaceuticals - 0.2%
AbbVie, Inc., 4.55%, 3/15/35	100,000	89,659
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	100,000	91,544
CVS Health Corp., 4.78%, 3/25/38	100,000	87,682
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29	100,000	82,496
		351,381
Pipelines - 0.3%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(a)	100,000	89,500
Energy Transfer LP
4.75%, 1/15/26	100,000	96,411
4.95%, 5/15/28	100,000	93,550
Enterprise Products Operating LLC, 3.13%, 7/31/29	100,000	86,101
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	200,000	191,819
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	92,622
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	42,432
		692,435
Real Estate - 0.0%†
Country Garden Holdings Co. Ltd., 7.25%, 4/8/26	200,000	73,000
REITS - 0.3%
Healthcare Realty Holdings LP, 2.00%, 3/15/31	300,000	220,260
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	100,000	69,625
National Retail Properties, Inc., 4.30%, 10/15/28	300,000	275,916
		565,801

		Shares/ Principal	Fair Value

Software - 0.1%
Fiserv, Inc., 2.65%, 6/1/30		$150,000	$121,384
Telecommunications - 0.1%
T-Mobile USA, Inc.
3.88%, 4/15/30		200,000	177,335
3.30%, 2/15/51		100,000	65,156
			242,491
Transportation - 0.0%†
CSX Corp., 4.10%, 3/15/44		100,000	80,138
Total Corporate Bonds and Notes
(Cost - $17,073,173)			14,260,707
Agency Mortgage Backed Securities - 4.9%
Federal Home Loan Mortgage Corporation - 0.2%
Freddie Mac Pool, 2.50%, 10/1/51		593,969	500,005
Federal National Mortgage Association - 4.4%
Fannie Mae Pool, 3.00%, 11/1/48		249,606	220,234
Federal National Mortgage Association
2.00%, 10/1/52(c)		702,000	567,962
5.00%, 10/1/52(c)		3,264,000	3,178,320
5.50%, 10/1/52(c)		566,000	562,816
Freddie Mac Pool
2.00%, 1/1/52		626,201	506,972
4.00%, 8/1/52		1,192,060	1,106,737
4.50%, 8/1/52		2,810,160	2,679,884
Ginnie Mae II Pool
2.00%, 7/20/52		326,313	272,067
2.50%, 7/20/52		318,558	273,462
			9,368,454
Government National Mortgage Association - 0.3%
Ginnie Mae, 5.00%, 10/20/52(c)		551,000	538,775
Total Agency Mortgage Backed Securities
(Cost - $10,884,177)			10,407,234
Asset Backed and Commercial Backed Securities - 4.7%
Adagio CLO VIII DAC, 1.65%, (3 Month EUR Libor + 1.65%), 4/15/32 (a),(b)	EUR	250,000	222,431
AMMC CLO 21 Ltd., 4.89%, (3 Month US Libor + 2.10%), 11/2/30 (a),(b)		300,000	276,178
AMMC CLO XI Ltd., 4.68%, (3 Month US Libor + 1.90%), 4/30/31 (a),(b)		400,000	363,281
Antares CLO 2018-1 Ltd., 4.36%, (3 Month US Libor + 1.65%), 4/20/31 (a),(b)		250,000	232,960
BlueMountain CLO 34 Ltd., 3.36%, (3 Month Term SOFR + 2.40%), 4/20/35 (a),(b)		250,000	224,220

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
BlueMountain Fuji Eur CLO V DAC, 1.55%, (3 Month EUR Libor + 1.55%), 1/15/33 (a),(b)	EUR	$250,000	$220,474
BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)		20,240	20,415
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(d)		66,163	62,048
BX 2021-LBA3 Mortgage Trust, 3.72%, (1 Month US Libor + 0.90%), 10/15/36 (a),(b)		130,000	122,198
BX Commercial Mortgage Trust 2021-VOLT, 3.77%, (1 Month US Libor + 0.95%), 9/15/36 (a),(b)		130,000	121,826
BX Trust 2022-IND, 4.41%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)		220,000	213,595
Carlyle GMS Finance MM CLO 2015-1 LLC, 4.71%, (3 Month US Libor + 2.20%), 10/15/31 (a),(b)		250,000	234,091
Carlyle U.S. CLO 2022-1 Ltd., 3.07%, (3 Month Term SOFR + 2.15%), 4/15/35 (a),(b)		250,000	219,942
CIFC Funding 2022-II Ltd., 3.87%, (3 Month Term SOFR + 1.32%), 4/19/35 (a),(b)		310,000	298,193
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(d)		21,761	20,941
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(d)		15,146	14,718
COLT 2022-4 Mortgage Loan Trust, 4.30%, 3/25/67 (a),(d)		94,767	91,835
Dryden 109 CLO Ltd., 3.38%, (3 Month Term SOFR + 2.35%), 4/20/35 (a),(b)		250,000	227,167
Dryden 97 CLO Ltd., 2.12%, (3 Month Term SOFR + 1.30%), 4/20/35 (a),(b)		250,000	240,117
Eleven Madison Trust 2015-11MD Mortgage Trust, 3.67%, 9/10/35 (a),(d)		250,000	234,241
Ellington CLO III Ltd., 4.36%, (3 Month US Libor + 1.65%), 7/20/30 (a),(b)		237,220	234,194
Fannie Mae Connecticut Avenue Securities
8.33%, (1 Month US Libor + 5.25%), 10/25/23(b)		50,371	51,095
7.48%, (1 Month US Libor + 4.40%), 1/25/24(b)		81,172	82,279
5.68%, (1 Month US Libor + 2.60%), 5/25/24(b)		68,940	69,018
5.98%, (1 Month US Libor + 2.90%), 7/25/24(b)		47,561	47,609

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
7.98%, (1 Month US Libor + 4.90%), 11/25/24(b)		$96,963	$101,471
9.08%, (1 Month US Libor + 6.00%), 9/25/28(b)		172,501	179,265
8.38%, (1 Month US Libor + 5.30%), 10/25/28(b)		189,290	195,349
FirstKey Homes 2020-SFR2 Trust, 1.27%, 10/19/37 (a)		148,789	133,605
Freddie Mac STACR REMIC Trust 2022-DNA3, 4.28%, (SOFR + 2.00%), 4/25/42 (a),(b)		97,421	96,698
Freddie Mac Structured Agency Credit Risk Debt Notes
7.78%, (1 Month US Libor + 4.70%), 4/25/28(b)		102,823	106,438
8.23%, (1 Month US Libor + 5.15%), 11/25/28(b)		111,829	118,274
Halcyon Loan Advisors Funding 2018-1 Ltd., 4.51%, (3 Month US Libor + 1.80%), 7/21/31 (a),(b)		170,000	158,879
Holland Park CLO DAC, 1.24%, (3 Month EUR Libor + 0.92%), 11/14/32 (a),(b)	EUR	500,000	466,688
Home Partners of America 2021-3 Trust, 2.65%, 1/17/41 (a)		75,363	62,954
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)		204,819	179,732
JP Morgan Mortgage Trust, 2.50%, 6/25/52 (a),(d)		107,139	96,179
JP Morgan Mortgage Trust 2021-13, 2.50%, 4/25/52 (a),(d)		225,470	187,488
JP Morgan Mortgage Trust 2021-14, 2.50%, 5/25/52 (a),(d)		167,995	156,629
LCM XXV Ltd., 5.01%, (3 Month US Libor + 2.30%), 7/20/30 (a),(b)		440,000	406,083
Madison Park Euro Funding VIII DAC, 0.82%, (3 Month EUR Libor + 0.82%), 4/15/32 (a),(b)		600,000	557,888
Madison Park Funding XXII Ltd., 4.51%, (3 Month US Libor + 2.00%), 1/15/33 (a),(b)		250,000	228,269
Mill City Mortgage Loan Trust 2018-4, 3.49%, 4/25/66 (a),(d)		99,259	95,332
Neuberger Berman Loan Advisers CLO 27 Ltd., 3.61%, (3 Month US Libor + 1.10%), 1/15/30 (a),(b)		649,000	630,378
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)		260,000	220,081

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
OBX 2021-J3 Trust, 2.50%, 10/25/51 (a),(d)	$83,874	$70,022
Octagon Investment Partners 35 Ltd., 3.81%, (3 Month US Libor + 1.10%), 1/20/31 (a),(b)	500,000	478,740
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(d)	25,074	22,179
Provident Funding Mortgage Trust 2021-J1, 2.50%, 10/25/51 (a),(d)	150,554	127,487
PSMC 2021-3 Trust, 2.50%, 8/25/51 (a),(d)	283,744	247,673
Strata CLO I Ltd., 4.71%, (3 Month US Libor + 2.20%), 1/15/31 (a),(b)	200,000	195,875
TICP CLO VI Ltd., 3.63%, (3 Month US Libor + 1.12%), 1/15/34 (a),(b)	300,000	288,510
Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(d)	18,904	18,661
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(d)	25,641	25,609
Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(d)	27,106	26,639
Total Asset Backed and Commercial Backed Securities
(Cost - $10,961,481)		10,024,141
Mutual Funds - 0.7%
Debt Funds - 0.7%
Franklin Floating Rate Daily Access Fund (Cost - $1,495,000)	198,803	1,449,275
Municipal Bonds - 0.5%
California Health Facilities Financing Authority, 2.93%, 6/1/32	45,000	37,246
City of Austin TX Electric Utility Revenue, 6.26%, 11/15/32	150,000	159,054
City of Salt Lake City UT Sales and Excise Tax Revenue, 3.10%, 4/1/38	40,000	32,483
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	305,000	264,505
Greenville City School District, 3.54%, 1/1/51	110,000	81,340
Massachusetts School Building Authority, 3.40%, 10/15/40	85,000	67,298
Regents of The University of California Medical Center Pooled Revenue, 4.56%, 5/15/53	100,000	88,140
San Bernardino Community College District
2.69%, 8/1/41	250,000	174,245
2.86%, 8/1/49	150,000	96,879

		Shares/ Principal	Fair Value
Municipal Bonds (continued)
San Jose Redevelopment Agency Successor Agency, 3.23%, 8/1/27		$90,000	$83,982
Texas State University System
2.94%, 3/15/33		35,000	29,040
3.29%, 3/15/40		30,000	23,777
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.01%, 9/15/41		80,000	58,285
Total Municipal Bonds
(Cost - $1,493,898)			1,196,274
Sovereign Debts - 0.3%
Colombia Government International Bond, 5.00%, 6/15/45		200,000	121,099
Dominican Republic International Bond, 8.90%, 2/15/23 (a)	DOP	8,000,000	149,152
Panama Government International Bond, 3.75%, 4/17/26 (a)		70,000	66,447
Peruvian Government International Bond, 2.78%, 1/23/31		200,000	158,846
Romanian Government International Bond, 6.13%, 1/22/44 (a)		130,000	103,379
Total Sovereign Debts
(Cost - $808,009)			598,923
Exchange Traded Funds - 0.1%
Debt Funds - 0.1%
SPDR Blackstone Senior Loan ETF (Cost - $320,091)		7,000	286,090
Term Loans - 0.0%†
24 Hour Fitness Worldwide, Inc., 3.50%, (3 Month US Libor + 1.00%), 12/29/25 (b)		32,005	8,881
Acrisure LLC, 6.87%, (1 Month US Libor + 3.75%), 2/15/27 (b)		15	14
Aptean, Inc., 7.32%, (3 Month US Libor + 4.25%), 4/23/26 (b)		11,847	11,292
AssuredPartners, Inc.
6.53%, (1 Month US Libor + 3.50%), 2/12/27(b)		25	24
6.62%, (1 Month US Libor + 3.50%), 2/12/27(b)		6	6
Astoria Energy LLC, 6.62%, (1 Month US Libor + 3.50%), 12/10/27 (b)		6	6
Astro One Acquisition Corp., 7.75%, (3 Month US Libor + 5.50%), 9/15/28 (b)		4,486	3,600
AthenaHealth Group, Inc., 6.58%, (1 Month US Libor + 3.50%), 2/15/29 (b)		38	34
Aveanna Healthcare LLC
0.00%, 7/17/28(e)		1	—

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value
Term Loans (continued)
6.80%, (1 Month US Libor + 3.75%), 7/17/28(b)	$12	$10
CCRR Parent, Inc., 6.87%, (1 Month US Libor + 3.75%), 3/6/28 (b)	5	4
City Brewing Co., LLC, 6.18%, (1 Month US Libor + 3.50%), 4/5/28 (b)	7,333	5,696
Cloudera, Inc., 9.12%, (1 Month US Libor + 6.00%), 10/8/29 (b)	1,860	1,562
Commscope, Inc., 6.37%, (1 Month US Libor + 3.25%), 4/6/26 (b)	75	69
Coty, Inc., 4.93%, (1 Month US Libor + 2.25%), 4/7/25 (b)	85	82
CPC Acquisition Corp., 7.42%, (3 Month US Libor + 3.75%), 12/29/27 (b)	33	26
CSC Holdings LLC, 5.07%, (1 Month US Libor + 2.25%), 7/17/25 (b)	35,990	34,213
Dermatology Intermediate Holdings III, Inc.
0.00%, 4/2/29(e)	540	513
6.85%, (1 Month US Libor + 4.25%), 4/2/29(b)	2,881	2,737
Diamond Sports Group LLC, 10.70%, (1 Month US Libor + 8.10%), 5/25/26 (b)	100	96
FINThrive Software Intermediate Holdings, Inc., 7.12%, (1 Month US Libor + 4.00%), 12/18/28 (b)	10	9
First Brands Group, LLC, 8.37%, (3 Month US Libor + 5.00%), 3/30/27 (b)	18,338	17,586
First Student Bidco, Inc., 6.64%, (3 Month US Libor + 3.00%), 7/21/28 (b)	914	845
Golden Nugget LLC, 3.25%, (3 Month US Libor + 3.25%), 10/4/23 (b)	7	7
Hexion Holdings Corp., 7.26%, (3 Month US Libor + 4.50%), 3/15/29 (b)	27	23
Highline AfterMarket Acquisition LLC, 7.62%, (1 Month US Libor + 4.50%), 11/9/27 (b)	42	38
Jane Street Group, LLC, 5.87%, (1 Month US Libor + 2.75%), 1/26/28 (b)	22	21
Jazz Financing Lux SARL, 6.62%, (1 Month US Libor + 3.50%), 5/5/28 (b)	2,375	2,292
Kenan Advantage Group, Inc. (The), 6.87%, (1 Month US Libor + 3.75%), 3/24/26 (b)	131	123

	Shares/ Principal	Fair Value
Term Loans (continued)
Klockner Pentaplast of America, Inc., 8.26%, (6 Month US Libor + 4.75%), 2/12/26 (b)	$50	$43
Medical Solutions Holdings, Inc., 0.00%, 11/1/28 (e)	479	455
Mercury Borrower, Inc., 7.19%, (3 Month US Libor + 3.50%), 8/2/28 (b)	23	20
Osmosis Buyer Ltd.
0.00%, 7/31/28(e)	2,147	1,992
6.35%, (1 Month US Libor + 3.75%), 7/31/28(b)	21	20
Pathway Vet Alliance LLC, 7.42%, (3 Month US Libor + 3.75%), 3/31/27 (b)	49	43
Perrigo Investments, LLC, 5.63%, (1 Month US Libor + 2.60%), 4/20/29 (b)	11	11
PetVet Care Centers LLC, 6.62%, (1 Month US Libor + 3.50%), 2/14/25 (b)	5	5
Phoenix Newco, Inc., 6.37%, (1 Month US Libor + 3.25%), 11/15/28 (b)	6	5
Pitney Bowes, Inc., 7.12%, (1 Month US Libor + 4.00%), 3/17/28 (b)	94	85
Precisely Software, Inc., 6.78%, (3 Month US Libor + 4.00%), 4/24/28 (b)	34	29
Quikrete Holdings, Inc., 6.12%, (1 Month US Libor + 3.00%), 6/11/28 (b)	25	24
Rocket Software, Inc., 7.37%, (1 Month US Libor + 4.25%), 11/28/25 (b)	24	23
Tory Burch LLC, 6.12%, (1 Month US Libor + 3.00%), 4/16/28 (b)	6	6
Truck Hero, Inc., 6.62%, (1 Month US Libor + 3.50%), 1/31/28 (b)	5	5
USIC Holdings, Inc., 6.62%, (1 Month US Libor + 3.50%), 5/12/28 (b)	19	18
WeddingWire, Inc., 0.00%, 12/19/25 (e)	6	6
Total Term Loans
(Cost - $118,044)		92,599
Preferred Stocks - 0.0%†
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)*	1,589	1,192

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Contracts	Notional Amount	Fair Value
Purchased Options - 0.0%†
EUR/NOK, Citibank, October 2022, Call @ 9.37 NOK(Cost - 3,313)	227,000	2,126,990,000 NOK	$0
		Shares/ Principal	Fair Value
Short-Term Investments - 7.0%
Money Market Funds - 7.0%
Dreyfus Government Cash Management, 2.75%(f)		8,198,648	8,198,648
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(f)		6,645,514	6,645,514
Total Short-Term Investments (Cost - $14,844,162)			14,844,162
Total Investments - 98.6%
(Cost - $150,060,753)			$210,502,479
Other Assets Less Liabilities - Net 1.4%			2,931,210
Total Net Assets - 100.0%			$213,433,689

*	Non-income producing security.
†	Represents less than 0.05%.
††	A portion of this investment is held as collateral for derivative investments.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2022, these securities amounted to $14,584,257 or 6.8% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	The loan will settle after September 30, 2022. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(f)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
DOP	-	Dominican Peso
EUR	-	EURO
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	3	12/20/2022	$336,187	$(14,016)
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	27	12/30/2022	5,545,547	(86,083)
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	8	12/30/2022	860,062	(27,967)

					(128,066)
Short Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	76	12/16/2022	6,310,280	525,060
S&P 500 E-Mini Future	Goldman Sachs & Co.	378	12/16/2022	68,068,350	6,285,773
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	33	12/16/2022	7,287,060	636,220

					7,447,053
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$7,318,987

Interest Rate Swaptions Purchased
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Citibank NA	Put - IRS Swaption	Pays 3 months US Libor	Receive 2.89%	01/30/23	2,900,000	$124,268	$23,954	$100,314
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$124,268	$23,954	$100,314

*	The Fund may receive or pay a variable rate.

Interest Rate Swaptions Written
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Citibank NA	Put - IRS Swaption	Receive 3 months US Libor	Pays 3.45%	01/30/23	2,900,000	$(69,315)	$(23,635)	$(45,680)
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(69,315)	$(23,635)	$(45,680)

*	The Fund may receive or pay a variable rate.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	SOFR	1.924%	08/12/27	500,000	$41,990	$41	$41,949
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$41,990	$41	$41,949

Credit Default Swaptions Purchased
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Call - CDX.NA.HY.38 Index, Call @ $100.5	Buy	100.500%	10/19/22	569,250	$875	$6,176	$(5,301)
Total Net Unrealized Depreciation on Purchased Credit Default Swaptions							$6,176	$(5,301)

Credit Default Swaptions Written
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Put - CDX.NA.HY.38 Index, Put @ $94	Sell	94.000%	10/19/22	569,250	$(1,935)	$(6,011)	$4,076
TOTAL NET UNREALIZED APPRECIATION ON WRITTEN CREDIT DEFAULT SWAPTIONS WRITTEN							$(6,011)	$4,076

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Citibank NA	Avon Products, Inc.	Quarterly	Sell	–	5.00%	NR	03/20/23	$135,000	$(2,950)	$(1,831)	$(1,119)
Citibank NA	MCDX.NA.31	Quarterly	Buy	1.00%	–	NR	12/20/23	1,050,000	5,416	2,595	2,821
JP Morgan	Air France-KLM	Quarterly	Buy	5.00%	–	NR	06/20/26	80,000	(8,030)	1,067	(9,097)
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	–	B-	06/21/27	200,000	(74,069)	(34,210)	(39,859)
Citibank NA	CDX.NA.HY.38	Quarterly	Sell	–	5.00%	NR	06/21/27	9,900	218	(225)	443

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Credit Default Swaps (continued)
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Citibank NA	CDX.NA.HY.38	Quarterly	Sell	–	5.00%	NR	06/21/27	$806,850	$17,805	$9,430	$8,375
Citibank NA	CDX.NA.HY.38	Quarterly	Sell	–	5.00%	NR	06/21/27	534,600	11,285	(5,242)	16,527
Citibank NA	CDX.EM.38	Quarterly	Sell	–	1.00%	NR	12/20/27	570,000	56,596	47,517	9,079
Citibank NA	CDX.NA.IG.39	Quarterly	Sell	–	1.00%	NR	12/20/27	550,000	1,784	2,941	(1,157)
Citibank NA	ITR.EUR.38	Quarterly	Buy	1.00%	–	NR	12/20/27	550,000	(8,331)	(8,945)	614
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS									$(276)	$13,097	$(13,373)

*	Credit ratings for the underlying securities in the index are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used. If all three agencies are unrated, a credit rating is assigned using an internal credit analyst rating.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR	-	Not Rated

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
12/06/22	JP Morgan Chase Bank	1,910,335	USD	1,800,344	EUR	$137,904
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$137,904

EUR	-	Euro
USD	-	United States Dollar